S000004335 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	293 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell Midcap Value Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.05%	9.83%	9.78%
iShares Russell Mid-Cap Value ETF
Prospectus [Line Items]
Average Annual Return, Percent	10.83%	9.61%	9.56%
Performance Inception Date				Jul. 17, 2001
iShares Russell Mid-Cap Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.40%	9.15%	9.01%
iShares Russell Mid-Cap Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.68%	7.52%	7.68%